Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes to the carrying amount of goodwill for the six months ended June 30, 2015 are provided in the following table.

Balance, December 31, 2014	$28,834
Adjustments to goodwill	941

Balance, June 30, 2015	$29,775

Summary of Core Deposit Intangible Assets

A summary of core deposit intangible assets as of June 30, 2015 and December 31, 2014 is set forth below.

	June 30, 2015	December 31, 2014
Gross carrying amount	$1,776	$1,776
Less: accumulated amortization	(241)	(19)

Net carrying amount	$1,535	$1,757

Summary of Estimated Amortization Expense	The estimated amortization expense for each of the next five years is as follows:

2015	$441
2016	378
2017	314
2018	251
2019	187
Thereafter	186

$1,757